JPMorgan Floating Rate Income Fund
Schedule of Portfolio Investments as of May 31, 2026
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2026.

JPMorgan Floating Rate Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — 85.4% (a)
Aerospace & Defense — 3.2%
Bleriot US Bidco, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.25%), 5.95%, 10/31/2030 (b)	785	787
Goat Holdco LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.50%), 6.12%, 1/27/2032 (b)	633	634
Karman Holdings, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.75%), 6.46%, 4/1/2032 (b)	958	963
TransDigm, Inc., 1st Lien Term Loan J (1-MONTH CME TERM SOFR + 2.50%), 6.12%, 2/28/2031 (b)	1,140	1,143
TransDigm, Inc., 1st Lien Term Loan K (1-MONTH CME TERM SOFR + 2.25%), 5.87%, 3/22/2030 (b)	427	428
Vertex Aerospace Services Corp., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.25%), 5.90%, 12/6/2030 (b)	553	553
VSE Corp., 1st Lien Term Loan B (12-MONTH CME TERM SOFR + 2.00%), 5.47%, 5/5/2033 (b) (c)	822	823
		5,331
Automobile Components — 2.2%
Adient US LLC, 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.00%), 5.62%, 1/31/2031 (b)	928	927
American Axle & Manufacturing, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3%; 3-MONTH CME TERM SOFR + 3% + 3.00%), 6.64%, 12/13/2029 (b)	997	999
Clarios Global LP, 1st Lien Term Loan
(1-MONTH CME TERM SOFR + 2.50%), 6.15%, 5/6/2030 (b)	399	399
(1-MONTH CME TERM SOFR + 2.50%), 6.10%, 1/28/2032 (b)	587	587
DexKo Global, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 4.50%), 8.16%, 10/6/2031 (b)	836	814
		3,726
Broadline Retail — 0.6%
Shutterfly Finance LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 6.00%), 9.65%, 10/1/2027 (b)	218	218
Shutterfly Finance LLC, 2nd Lien Term Loan (3-MONTH CME TERM SOFR + 5.00%), 8.66%, 10/1/2027 (b)	762	755
		973
Building Products — 3.6%
AZZ, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 1.75%), 5.37%, 5/14/2029 (b)	332	333
Chariot Buyer LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.75%), 6.40%, 9/8/2032 (b)	1,099	1,099
EMRLD Borrower LP, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.25%), 5.95%, 8/4/2031 (b)	676	676
EMRLD Borrower LP, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.25%), 5.92%, 5/31/2030 (b)	1,029	1,030
Griffon Corp., 1st Lien Term Loan B (PRIME + 1.00%), 7.75%, 1/24/2029 (b)	411	414
MIWD Holdco II LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.75%), 6.37%, 3/28/2031 (b)	896	876
Quikrete Holdings, Inc., 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.25%), 5.87%, 3/19/2029 (b)	1,200	1,201
Quikrete Holdings, Inc., 1st Lien Term Loan B-3 (1-MONTH CME TERM SOFR + 2.25%), 5.90%, 2/10/2032 (b)	377	377
		6,006
Capital Markets — 1.9%
Acuren Delaware Holdco, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.75%), 6.37%, 7/30/2031 (b)	1,127	1,129
BCP VI Summit Holdings LP, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 6.65%, 1/30/2032 (b)	1,017	1,019
CPI Holdco B LLC, 1st Lien Term Loan (12-MONTH CME TERM SOFR + 2.00%), 5.68%, 5/19/2031 (b)	991	990
		3,138
Chemicals — 1.9%
Bond US Bidco 1, Inc., 1st Lien Term Loan B (12-MONTH CME TERM SOFR + 3.50%), 7.31%, 5/6/2033 (b) (c)	1,000	1,002
Ecovyst Catalyst Technologies LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.00%), 5.66%, 6/12/2031 (b) (c)	764	768
INEOS US Finance LLC, 1st Lien Term Loan (Luxembourg) (1-MONTH CME TERM SOFR + 3.25%), 6.90%, 2/18/2030 (b)	1,440	1,362
		3,132
Commercial Services & Supplies — 4.7%
Allied Universal Holdco LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.25%), 6.90%, 8/20/2032 (b)	479	481
APi Group DE, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 1.75%), 5.38%, 5/16/2033 (b)	905	906

JPMorgan Floating Rate Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Commercial Services & Supplies — continued
BIFM CA Buyer, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.25%), 6.90%, 5/31/2028 (b)	569	570
Enviri Corp., 1st Lien Term Loan B-3 (1-MONTH CME TERM SOFR + 2.25%; PRIME + 1.25% + 2.25%), 6.43%, 6/9/2028 (b)	1,398	1,396
Garda World Security Corp., 1st Lien Term Loan (Canada) (3-MONTH CME TERM SOFR + 2.75%), 6.42%, 2/1/2029 (b)	1,033	1,033
Guardian US Holdco LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.25%), 6.95%, 1/31/2030 (b)	973	966
Prime Security Services Borrower LLC, 1st Lien Term Loan B-1 (1-MONTH CME TERM SOFR + 2.00%), 5.65%, 10/15/2030 (b)	1,277	1,274
Raven Acquisition Holdings LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 6.62%, 11/19/2031 (b)	1,207	1,199
		7,825
Construction & Engineering — 1.9%
Asplundh Tree Expert LLC, 1st Lien Term Loan B (12-MONTH CME TERM SOFR + 1.75%), 5.46%, 5/16/2033 (b) (c)	830	830
Blackfin Pipeline LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 6.63%, 9/29/2032 (b)	1,120	1,122
Dycom Industries, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 1.75%), 5.40%, 1/27/2033 (b) (c)	400	402
Zekelman Industries, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.25%), 5.89%, 1/24/2031 (b)	733	735
		3,089
Consumer Staples Distribution & Retail — 2.2%
Moran Foods LLC, 1st Lien Super Senior Delayed Draw Term Loan (15.83% (PIK)), 15.24%, 6/30/2026 ‡ (d) (e)	848	806
Moran Foods LLC, 1st Lien Term Loan
(3-MONTH CME TERM SOFR + 7.25%), 11.02%, 12/29/2028 ‡ (b)	5,400	1,150
(3-MONTH CME TERM SOFR + 7.25%), 11.02%, 12/29/2028 ‡ (b)	2,644	—
(3-MONTH CME TERM SOFR + 12.13% (PIK)), 15.79%, 1/2/2029 ‡ (b) (e)	871	827
Moran Foods LLC, 1st Lien Term Loan A (3-MONTH CME TERM SOFR + 6.13% (PIK)), 9.79%, 1/2/2029 ‡ (b) (e)	925	878
		3,661
Containers & Packaging — 3.0%
Clydesdale Acquisition Holdings, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 6.87%, 4/1/2032 (b)	1,175	1,110
Graham Packaging Co., Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.25%), 5.87%, 1/26/2033 (b)	1,018	1,019
LABL, Inc., 1st Lien Term Loan (12-MONTH CME TERM SOFR + 6.75%), 10.17%, 12/2/2026 (b) (c)	124	124
LABL, Inc., 1st Lien Term Loan B (PRIME + 4.00%), 12.75%, 10/30/2028 (b)	1,495	632
Mauser Packaging Solutions Holding Co., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.50%), 7.15%, 4/15/2030 (b)	1,329	1,307
Trident TPI Holdings, Inc., 1st Lien Term Loan B-7 (3-MONTH CME TERM SOFR + 3.75%), 7.45%, 9/15/2028 (b)	803	774
		4,966
Diversified Consumer Services — 2.6%
Belron Finance 2019 LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.00%), 5.66%, 10/16/2031 (b)	703	704
Mister Car Wash Holdings, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.75%), 6.39%, 3/27/2031 (b)	738	739
Pre-Paid Legal Services, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.25%), 6.87%, 12/7/2028 (b)	964	893
St. George's University Scholastic Services LLC, 1st Lien Term Loan (Canada) (1-MONTH CME TERM SOFR + 2.75%), 6.40%, 2/12/2029 (b)	931	920
Wand NewCo 3, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.50%), 6.15%, 1/30/2031 (b)	1,015	1,012
		4,268
Diversified Telecommunication Services — 1.4%
Altafiber Virginia LLC, 1st Lien Term Loan B-5 (1-MONTH CME TERM SOFR + 2.25%), 5.90%, 11/23/2028 (b)	583	581
Altice France SA, 1st Lien Term Loan B-14 (France) (3-MONTH CME TERM SOFR + 6.88%), 10.55%, 5/30/2031 (b)	472	478
Iridium Satellite LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.25%), 5.87%, 9/20/2030 (b)	409	405
Level 3 Financing, Inc., 1st Lien Term Loan B-5 (3-MONTH CME TERM SOFR + 2.75%), 6.38%, 3/29/2032 (b) (c)	850	853
		2,317

JPMorgan Floating Rate Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Electric Utilities — 1.4%
Constellation Renewables LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.00%), 5.67%, 12/15/2027 (b)	1,216	1,213
NRG Energy, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 1.75%), 5.42%, 4/16/2031 (b)	1,146	1,147
		2,360
Electronic Equipment, Instruments & Components — 2.5%
Coherent Corp., 1st Lien Term Loan B-3 (1-MONTH CME TERM SOFR + 1.75%), 5.37%, 7/2/2029 (b)	670	669
LSF12 Crown US Commercial Bidco LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 6.65%, 12/2/2031 (b)	947	952
Mirion Technologies, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.00%), 5.70%, 6/4/2032 (b)	642	644
Resilience Parent LLC, 1st Lien Term Loan (6-MONTH CME TERM SOFR + 2.50%), 6.13%, 2/28/2033 (b)	618	620
Sanmina Corp., 1st Lien Term Loan B-1
(1-MONTH CME TERM SOFR + 1.75%), 5.36%, 10/27/2032 (b)	1,207	1,208
		4,093
Entertainment — 1.3%
Crown Finance US, Inc., 1st Lien Term Loan (United Kingdom) (1-MONTH CME TERM SOFR + 4.50%), 8.15%, 12/2/2031 (b)	1,104	1,106
TKO Worldwide Holdings LLC, 1st Lien Term Loan B-7 (3-MONTH CME TERM SOFR + 1.75%), 5.41%, 11/21/2031 (b)	1,073	1,073
		2,179
Financial Services — 2.4%
NCR Atleos LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.00%), 6.69%, 4/16/2029 (b)	695	693
Neon Maple US Debt Mergersub, Inc., 1st Lien Term Loan B-1 (1-MONTH CME TERM SOFR + 2.50%), 6.12%, 11/17/2031 (b)	758	753
Orion Advisor Solutions, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.75%), 6.41%, 9/24/2030 (b)	1,123	1,120
Shift4 Payments LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.00%), 5.67%, 7/6/2032 (b)	588	589
Trans Union LLC, 1st Lien Term Loan B-9 (1-MONTH CME TERM SOFR + 1.75%), 5.37%, 6/24/2031 (b)	822	821
		3,976
Ground Transportation — 2.4%
First Student Bidco, Inc., 1st Lien Term Loan B (12-MONTH CME TERM SOFR + 2.25%), 5.67%, 8/15/2030 (b)	1,150	1,153
First Student Bidco, Inc., 1st Lien Term Loan C (3-MONTH CME TERM SOFR + 2.25%), 5.95%, 8/15/2030 (b)	211	211
GB AIT Buyer, Inc., 1st Lien Term Loan (12-MONTH CME TERM SOFR + 4.25%), 7.98%, 4/29/2033 (b)	162	162
Genesee & Wyoming, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 1.75%), 5.45%, 4/10/2031 (b)	1,306	1,304
Hertz Corp. (The), 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.50%), 7.43%, 6/30/2028 (b)	1,214	938
Hertz Corp. (The), 1st Lien Term Loan C (3-MONTH CME TERM SOFR + 3.50%), 7.43%, 6/30/2028 (b)	240	186
		3,954
Health Care Equipment & Supplies — 1.7%
Bausch + Lomb Corp., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.75%), 7.40%, 1/15/2031 (b)	1,224	1,228
Insulet Corp., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.00%), 5.65%, 8/4/2031 (b)	972	977
Resonetics LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.75%), 6.42%, 6/18/2031 (b)	678	679
		2,884
Health Care Providers & Services — 3.7%
AHP Health Partners, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.25%), 5.87%, 9/20/2032 (b)	998	1,002
Global Medical Response, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.25%), 6.85%, 10/1/2032 (b)	548	550
MED ParentCo LP, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.00%), 6.62%, 4/15/2031 (b)	772	774
Option Care Health, Inc., 1st Lien Term Loan (12-MONTH CME TERM SOFR + 1.75%), 5.51%, 9/22/2032 (b)	859	862
Radiology Partners, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 4.50%), 8.20%, 6/30/2032 (b)	895	892
Star Parent, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 4.00%), 7.70%, 9/27/2030 (b)	697	698

JPMorgan Floating Rate Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Health Care Providers & Services — continued
Surgery Center Holdings, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.50%), 6.12%, 12/19/2030 (b)	1,000	1,002
US Renal Care, Inc., 1st Lien Term Loan C (1-MONTH CME TERM SOFR + 5.00%), 8.73%, 6/28/2028 (b)	317	310
		6,090
Hotels, Restaurants & Leisure — 1.6%
Caesars Entertainment, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.25%), 5.87%, 2/6/2030 (b)	605	587
Caesars Entertainment, Inc., 1st Lien Term Loan B-1 (1-MONTH CME TERM SOFR + 2.25%), 5.87%, 2/6/2031 (b)	826	797
Station Casinos LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.00%), 5.62%, 3/14/2031 (b)	817	819
Whatabrands LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.50%), 6.15%, 8/3/2028 (b)	497	498
		2,701
Independent Power and Renewable Electricity Producers — 0.3%
Talen Energy Supply LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.00%), 5.62%, 11/25/2032 (b)	531	526
Insurance — 2.5%
Alliant Holdings Intermediate LLC, 1st Lien Term Loan (12-MONTH CME TERM SOFR + 2.50%), 6.38%, 9/19/2031 (b)	603	600
Asurion LLC, 1st Lien Term Loan B-13 (3-MONTH CME TERM SOFR + 4.25%), 7.91%, 9/19/2030 (b)	434	434
Asurion LLC, 1st Lien Term Loan B-14 (3-MONTH CME TERM SOFR + 3.75%), 7.41%, 2/23/2033 (b)	1,279	1,247
HUB International Ltd., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.25%), 5.92%, 6/20/2030 (b)	596	597
Sedgwick Claims Management Services, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.50%), 6.12%, 7/31/2031 (b)	619	618
USI, Inc., 1st Lien Term Loan D (3-MONTH CME TERM SOFR + 2.25%), 5.95%, 11/21/2029 (b)	601	601
		4,097
IT Services — 3.2%
Ahead DB Holdings LLC, 1st Lien Term Loan B-3 (3-MONTH CME TERM SOFR + 2.50%), 6.20%, 2/3/2031 (b)	1,253	1,251
Arches Buyer, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.25%), 6.97%, 12/6/2027 (b)	818	815
Indy US Holdco LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.25%), 5.90%, 10/31/2030 (b)	978	973
MH Sub I LLC, 1st Lien Term Loan
(1-MONTH CME TERM SOFR + 4.25%), 7.87%, 5/3/2028 (b)	501	484
(1-MONTH CME TERM SOFR + 4.25%), 7.87%, 12/31/2031 (b)	344	297
Modena Buyer LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 4.25%), 7.91%, 7/1/2031 (b)	740	669
Virtusa Corp., 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 3.25%), 6.90%, 2/15/2029 (b)	850	806
		5,295
Leisure Products — 0.0% ^
FGI Operating Co. LLC, 1st Lien Term Loan, 0.00%, 12/31/2026 ‡ (d) (f)	3,334	33
Life Sciences Tools & Services — 0.4%
PAREXEL International Corp., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.50%), 6.12%, 12/12/2031 (b)	652	653
Machinery — 2.1%
Gates Global LLC, 1st Lien Term Loan B-4 (1-MONTH CME TERM SOFR + 1.75%), 5.37%, 11/16/2029 (b)	197	198
LSF12 Helix Parent LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.50%), 7.15%, 2/10/2033 (b)	771	766
Madison Safety & Flow LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.50%), 6.11%, 9/26/2031 (b)	795	796
Terex Corp., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 1.75%), 5.40%, 10/8/2031 (b)	838	842
TK Elevator Midco GmbH, 1st Lien Term Loan B-1 (Germany) (6-MONTH CME TERM SOFR + 2.75%), 6.38%, 4/30/2030 (b)	931	938
		3,540
Media — 3.8%
Charter Communications Operating LLC, 1st Lien Term Loan B-5 (3-MONTH CME TERM SOFR + 2.25%), 5.94%, 12/15/2031 (b)	984	974

JPMorgan Floating Rate Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Media — continued
Clear Channel Outdoor Holdings, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 4.00%), 7.73%, 8/23/2028 (b)	1,476	1,478
EW Scripps Co. (The), 1st Lien Term Loan B-3 (1-MONTH CME TERM SOFR + 3.35%), 7.07%, 11/30/2029 (b)	819	795
Gray Media, Inc., 1st Lien Term Loan D (1-MONTH CME TERM SOFR + 3.00%), 6.76%, 12/1/2028 (b)	490	490
iHeartCommunications, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 5.78%), 9.51%, 5/1/2029 (b)	1,309	1,244
Neptune Bidco US, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 5.00%), 8.77%, 2/3/2033 (b)	540	534
Nexstar Media, Inc., 1st Lien Term Loan B-7 (1-MONTH CME TERM SOFR + 2.75%), 6.37%, 3/18/2033 (b) (c)	850	850
		6,365
Metals & Mining — 0.3%
Novelis, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 1.75%), 5.45%, 3/11/2032 (b)	458	459
Oil, Gas & Consumable Fuels — 3.6%
Buckeye Partners LP, 1st Lien Term Loan B-7 (1-MONTH CME TERM SOFR + 1.75%), 5.37%, 11/22/2032 (b)	239	240
Colossus Acquireco LLC, 1st Lien Term Loan (1-Day CME TERM SOFR + 1.75%), 5.38%, 7/30/2032 (b)	921	920
CPPIB OVM Member US LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.25%), 5.95%, 8/20/2031 (b)	1,390	1,391
NorthRiver Midstream Finance LP, 1st Lien Term Loan B (Canada) (3-MONTH CME TERM SOFR + 2.25%), 5.94%, 8/16/2030 (b)	1,057	1,058
Pelican Pipeline LLC, 1st Lien Term Loan (12-MONTH CME TERM SOFR + 3.00%), 6.47%, 3/25/2033 (b)	553	555
Prairie Acquiror LP, 1st Lien Term Loan B-5 (1-MONTH CME TERM SOFR + 3.25%), 6.87%, 8/1/2029 (b)	1,216	1,221
Whitewater Whistler Holdings LLC, 1st Lien Term Loan B-3 (3-MONTH CME TERM SOFR + 1.75%), 5.50%, 2/15/2030 (b)	626	628
		6,013
Passenger Airlines — 1.7%
AAdvantage Loyalty IP Ltd., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.25%), 5.93%, 4/20/2028 (b)	1,270	1,264
Jetblue Airways Corp., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 4.75%), 8.44%, 8/27/2029 (b)	1,178	1,028
Vista Management Holding, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.75%), 7.44%, 4/1/2031 (b)	456	452
		2,744
Personal Care Products — 1.5%
Conair Holdings LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.75%), 7.48%, 5/17/2028 (b)	1,282	1,053
Knowlton Development Corp., Inc., 1st Lien Term Loan (Canada) (1-MONTH CME TERM SOFR + 3.50%), 7.15%, 8/15/2028 (b)	867	859
Prestige Brands, Inc., 1st Lien Term Loan B, 0.00%, 4/6/2033 (c) (d)	537	539
		2,451
Pharmaceuticals — 2.4%
1261229 BC Ltd., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 6.25%), 9.87%, 10/8/2030 (b)	918	886
Elanco Animal Health, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 1.75%), 5.40%, 10/29/2032 (b)	276	275
Endo Finance Holdings LP, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.75%), 7.37%, 4/23/2031 (b)	1,231	1,232
Grifols International Services USA, Inc., 1st Lien Term Loan B (12-MONTH CME TERM SOFR + 2.50%), 5.97%, 4/14/2033 (b) (c)	850	854
Jazz Financing Lux SARL, 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.25%), 5.87%, 5/5/2028 (b)	678	680
		3,927
Professional Services — 4.6%
Creative Artists Agency LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.50%), 6.15%, 10/1/2031 (b)	996	998
First Advantage Holdings LLC, 1st Lien Term Loan B-3 (3-MONTH CME TERM SOFR + 2.75%), 6.45%, 10/31/2031 (b)	669	661
Grant Thornton Advisors LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.75%), 6.37%, 6/2/2031 (b)	1,283	1,232
KBR, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.00%), 5.62%, 1/17/2031 (b)	1,016	1,016
SS&C Technologies, Inc., 1st Lien Term Loan B-8 (1-MONTH CME TERM SOFR + 2.00%), 5.65%, 5/9/2031 (b)	820	819

JPMorgan Floating Rate Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Professional Services — continued
VT Topco, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 6.65%, 8/9/2030 (b)	1,148	1,129
WEC US Holdings, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.00%), 5.65%, 1/27/2031 (b)	1,796	1,797
		7,652
Semiconductors & Semiconductor Equipment — 0.9%
Altar Bidco, Inc., 1st Lien Term Loan B (12-MONTH CME TERM SOFR + 3.35%), 6.86%, 2/1/2029 (b)	895	890
Altar Bidco, Inc., 2nd Lien Term Loan (12-MONTH CME TERM SOFR + 5.60%), 9.11%, 2/1/2030 (b)	646	602
		1,492
Software — 7.9%
AthenaHealth Group, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.75%), 9.40%, 2/15/2029 (b)	1,351	1,350
BCPE Pequod Buyer, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.75%), 6.37%, 11/25/2031 (b)	1,249	1,240
Boxer Parent Co., Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.00%), 6.67%, 7/30/2031 (b)	1,022	955
Central Parent LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.25%), 6.95%, 7/6/2029 (b)	1,026	484
Dayforce Bidco LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.00%), 6.66%, 2/4/2033 (b)	745	709
Genesys Cloud Services, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.50%), 6.12%, 1/30/2032 (b)	1,629	1,567
Icon Parent I, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.75%), 6.44%, 11/13/2031 (b)	1,291	1,232
Project Boost Purchaser LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.75%), 6.45%, 7/16/2031 (b)	846	835
Proofpoint, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.00%), 6.70%, 8/31/2028 (b)	1,135	1,108
RealPage, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.00%), 6.96%, 4/24/2028 (b)	771	745
Rocket Software, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.75%), 7.37%, 11/28/2028 (b)	615	598
Skopima Consilio Parent LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.75%), 7.37%, 5/12/2028 (b)	674	537
Thoughtworks, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.75%), 6.48%, 3/24/2028 (b)	406	329
UKG, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.25%), 5.91%, 2/10/2031 (b)	1,472	1,421
		13,110
Specialty Retail — 2.5%
AWS Claire's LLC, 1st Lien Term Loan, 10.00%, 9/18/2030 ‡	109	109
Petco Health & Wellness Co., Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 4.25%), 7.95%, 1/31/2031 (b)	513	499
PetSmart LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 4.00%), 7.58%, 8/18/2032 (b)	1,158	1,154
Serta Simmons Bedding LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 7.50%), 11.31%, 6/29/2028 (b)	627	585
Staples, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 5.75%), 9.41%, 9/4/2029 (b)	1,184	1,101
White Cap Supply Holdings LLC, 1st Lien Term Loan C (1-MONTH CME TERM SOFR + 3.25%), 6.90%, 10/19/2029 (b)	640	636
		4,084
Textiles, Apparel & Luxury Goods — 0.6%
Varsity Brands, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.75%), 6.45%, 8/26/2031 (b)	1,081	1,082
Trading Companies & Distributors — 0.6%
QXO Building Products, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.00%), 5.62%, 4/30/2032 (b)	1,000	998
Wireless Telecommunication Services — 0.3%
Connect Finco SARL, 1st Lien Term Loan (United Kingdom) (1-MONTH CME TERM SOFR + 4.50%), 8.12%, 9/13/2029 (b)	546	547
Total Loan Assignments (Cost $155,134)		141,737
Corporate Bonds — 7.5%
Chemicals — 1.1%
Chemours Co. (The) 5.75%, 11/15/2028 (g)	570	569

JPMorgan Floating Rate Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Chemicals — continued
INEOS Quattro Finance 2 plc (United Kingdom) 9.63%, 3/15/2029 (g)	250	238
Scotts Miracle-Gro Co. (The) 4.50%, 10/15/2029	1,000	975
		1,782
Consumer Finance — 0.3%
Ford Motor Credit Co. LLC 4.13%, 8/17/2027	500	496
Containers & Packaging — 0.1%
Labl 0.00%, 12/31/2033 ‡	—	200
Diversified Telecommunication Services — 0.6%
CCO Holdings LLC 4.50%, 8/15/2030 (g)	1,150	1,070
Financial Services — 0.4%
Rocket Cos., Inc. 6.50%, 8/1/2029 (g)	575	588
Ground Transportation — 0.7%
Avis Budget Car Rental LLC 4.75%, 4/1/2028 (g)	1,250	1,232
Health Care Providers & Services — 0.3%
Tenet Healthcare Corp. 4.63%, 6/15/2028	500	497
Hotels, Restaurants & Leisure — 1.0%
Vail Resorts, Inc. 5.63%, 7/15/2030 (g)	560	561
Wynn Resorts Finance LLC 5.13%, 10/1/2029 (g)	1,100	1,092
		1,653
Household Durables — 0.4%
Newell Brands, Inc. 8.50%, 6/1/2028 (g)	560	585
Media — 1.1%
DISH DBS Corp. 5.25%, 12/1/2026 (g)	750	747
Sirius XM Radio LLC 4.00%, 7/15/2028 (g)	600	584
Stagwell Global LLC 5.63%, 8/15/2029 (g)	500	487
		1,818
Oil, Gas & Consumable Fuels — 1.3%
Hess Midstream Operations LP 5.88%, 3/1/2028 (g)	103	104
Kinetik Holdings LP 6.63%, 12/15/2028 (g)	1,000	1,021
NuStar Logistics LP 5.63%, 4/28/2027	1,000	1,003
		2,128
Semiconductors & Semiconductor Equipment — 0.2%
Synaptics, Inc. 4.00%, 6/15/2029 (g)	350	335
Total Corporate Bonds (Cost $12,210)		12,384
	SHARES (000)
Exchange-Traded Funds — 0.8%
Fixed Income — 0.8%
Invesco Senior Loan ETF (Cost $1,277)	61	1,249

JPMorgan Floating Rate Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 0.6%
Broadline Retail — 0.0% ^
Moran Foods Backstop Equity ‡ *	22,629,369	22
NMG Parent LLC, Escrow ‡ *	16	8
		30
Financial Services — 0.1%
Keenova Therapeutics plc	2	226
Par Health, Inc.	3	10
		236
Machinery — 0.0% ^
SSB Equipment Co., Inc. ‡ *	31	—
Media — 0.3%
Clear Channel Outdoor Holdings, Inc. *	164	395
iHeartMedia, Inc., Class A *	32	138
		533
Specialty Retail — 0.2%
Neiman Marcus Group, Inc. ‡ *	1	1
Serta Simmons Bedding LLC *	31	268
		269
Total Common Stocks (Cost $2,186)		1,068
Short-Term Investments — 8.5%
Investment Companies — 8.5%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 3.48% (h) (i) (Cost $14,123)	14,123	14,123
Total Investments — 102.8% (Cost $184,930)		170,561
Liabilities in Excess of Other Assets — (2.8)%		(4,685)
NET ASSETS — 100.0%		165,876

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
CME	Chicago Mercantile Exchange
ETF	Exchange Traded Fund
PIK	Payment In Kind
SOFR	Secured Overnight Financing Rate

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2026.
(c)	All or a portion of this security is unsettled as of May 31, 2026. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.

JPMorgan Floating Rate Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
(d)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2026.

(e)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(f)	Defaulted security.
(g)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(h)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(i)	The rate shown is the current yield as of May 31, 2026.

JPMorgan Floating Rate Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940 (the "1940 Act"), the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.
Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.
See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at May 31, 2026.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).

JPMorgan Floating Rate Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Broadline Retail	$—	$—	$30	$30
Financial Services	—	236	—	236
Machinery	—	—	— (a)	— (a)
Media	533	—	—	533
Specialty Retail	—	268	1	269
Total Common Stocks	533	504	31	1,068
Corporate Bonds
Chemicals	—	1,782	—	1,782
Consumer Finance	—	496	—	496
Containers & Packaging	—	—	200	200
Diversified Telecommunication Services	—	1,070	—	1,070
Financial Services	—	588	—	588
Ground Transportation	—	1,232	—	1,232
Health Care Providers & Services	—	497	—	497
Hotels, Restaurants & Leisure	—	1,653	—	1,653
Household Durables	—	585	—	585
Media	—	1,818	—	1,818
Oil, Gas & Consumable Fuels	—	2,128	—	2,128
Semiconductors & Semiconductor Equipment	—	335	—	335
Total Corporate Bonds	—	12,184	200	12,384
Exchange-Traded Funds	1,249	—	—	1,249
Loan Assignments
Aerospace & Defense	—	5,331	—	5,331
Automobile Components	—	3,726	—	3,726
Broadline Retail	—	973	—	973
Building Products	—	6,006	—	6,006
Capital Markets	—	3,138	—	3,138
Chemicals	—	3,132	—	3,132
Commercial Services & Supplies	—	7,825	—	7,825
Construction & Engineering	—	3,089	—	3,089
Consumer Staples Distribution & Retail	—	—	3,661	3,661
Containers & Packaging	—	4,966	—	4,966
Diversified Consumer Services	—	4,268	—	4,268
Diversified Telecommunication Services	—	2,317	—	2,317
Electric Utilities	—	2,360	—	2,360
Electronic Equipment, Instruments & Components	—	4,093	—	4,093
Entertainment	—	2,179	—	2,179
Financial Services	—	3,976	—	3,976
Ground Transportation	—	3,954	—	3,954
Health Care Equipment & Supplies	—	2,884	—	2,884

JPMorgan Floating Rate Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Health Care Providers & Services	$—	$6,090	$—	$6,090
Hotels, Restaurants & Leisure	—	2,701	—	2,701
Independent Power and Renewable Electricity Producers	—	526	—	526
Insurance	—	4,097	—	4,097
IT Services	—	5,295	—	5,295
Leisure Products	—	—	33	33
Life Sciences Tools & Services	—	653	—	653
Machinery	—	3,540	—	3,540
Media	—	6,365	—	6,365
Metals & Mining	—	459	—	459
Oil, Gas & Consumable Fuels	—	6,013	—	6,013
Passenger Airlines	—	2,744	—	2,744
Personal Care Products	—	2,451	—	2,451
Pharmaceuticals	—	3,927	—	3,927
Professional Services	—	7,652	—	7,652
Semiconductors & Semiconductor Equipment	—	1,492	—	1,492
Software	—	13,110	—	13,110
Specialty Retail	—	3,975	109	4,084
Textiles, Apparel & Luxury Goods	—	1,082	—	1,082
Trading Companies & Distributors	—	998	—	998
Wireless Telecommunication Services	—	547	—	547
Total Loan Assignments	—	137,934	3,803	141,737
Short-Term Investments
Investment Companies	14,123	—	—	14,123
Total Investments in Securities	$15,905	$150,622	$4,034	$170,561

(a)	Amount rounds to less than one thousand.
The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:
	Balance as of February 28, 2026	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of May 31, 2026
Investments in Securities:
Common Stocks	$273	$—	$(19)	$—	$—	$(223)	$—	$—	$31
Corporate Bonds	—	—	(36)	—	236	—	—	—	200
Loan Assignments	3,608	(7)	(267)	14	8,420	(7,965)	—	—	3,803
Total	$3,881	$(7)	$(322)	$14	$8,656	$(8,188)	$—	$—	$4,034

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at May 31, 2026, which were valued using significant unobservable inputs (level 3) amounted to $(6,768).
There were no significant transfers into or out of level 3 for the period ended May 31, 2026.
The significant unobservable inputs used in the fair value measurement of the Fund's investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the

JPMorgan Floating Rate Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at May 31, 2026	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$3,694	Terms of Restructuring	Expected Recovery	0.00% - 95.00% (71.21%)

Loan Assignments	3,694
	31	Terms of Restructuring	Expected Recovery	$0.00 - $0.50 ($0.14)

Common Stocks	31
Total	$3,725

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At May 31, 2026, the value of these investments was $309. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended May 31, 2026
Security Description	Value at February 28, 2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2026	Shares at May 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 3.48% (a) (b)	$3,999	$24,746	$14,622	$—	$—	$14,123	14,123	$85	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2026.